Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-2786294
Plan number	002
Dividends receivable	$ 220,699
Loan principal outstanding (4.25% – 9.50%), maturing through 2035	11,686,667	$ 11,177,052
Total — all funds	$ 528,657,344
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Total Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 115,870,509
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	307,955,327
Collective investment trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,927,372
UGI Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,175,628
Investment, Identifier [Axis]: Common Collective Trust Funds | PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,316,785
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,050,767
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,010,137
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,929,376
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,081,277
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	57,366,773
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,884,367
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,711,471
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,358,895
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,836,088
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,290,071
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,248,053
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	246,937
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,624,330
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,199,043
Investment, Identifier [Axis]: Mutual Funds | Champlain Small Company Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,311,642
Investment, Identifier [Axis]: Mutual Funds | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,348,275
Investment, Identifier [Axis]: Mutual Funds | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,509,584
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,953,684
Investment, Identifier [Axis]: Mutual Funds | Vanguard Extended Market Index Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,485,489
Investment, Identifier [Axis]: Mutual Funds | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,464,637
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,598,155
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Assets in Fidelity Brokerage Link Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,821,142